9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unsecured Convertible Promissory Notes Net Details 1
Interest expense	$ 1,472,017	$ 782,809
Cancellation fee		110,000
Debt conversion charge	383,690
Other interest and finance costs, net	40,978	11,167
Interest and finance expenses	$ 1,896,685	$ 903,976